AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 10, 2002
-------------------------------------------------------------------------------

                                                             FILE NOS. 333-74411
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 36 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                              ALLSTATE LIFE INSURANCE COMPANY OF
3000 K STREET, N.W.                          NEW YORK
SUITE 500                                    3100 SANDERS ROAD
WASHINGTON, D.C. 20007                       SUITE J5B
                                             NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 6 to this Registration Statement filed on February 12, 2002. The new effective date is May 1, 2002. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 10th day of April, 2002.





                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)


                                         By: /s/ MICHAEL J. VELOTTA

                                         --------------------------
                                         Michael J. Velotta
                                         Vice President, Secretary
                                         and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 10th day of April, 2002.




*/THOMAS J. WILSON, II                       President and Director
----------------------                       (Principal Executive Officer)
  Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA                        Vice President, Secretary, General
-----------------------                      Counsel and Director
  Michael J. Velotta

*/SAMUEL H. PILCH                            Controller
----------------------                       (Principal Accounting Officer)
  Samuel H. Pilch

*/STEVEN E. SHEBIK                           Director and Vice President
--------------------                         (Principal Financial Officer)
  Steven E. Shebik

*/VINCENT A. FUSCO                           Director and Chief Operations
----------------------------                 Officer
  Vincent A. Fusco

*/MARCIA D. ALAZRAKI                         Director
--------------------
  Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.                     Director
------------------------
  Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.                         Director
---------------------
  John R. Raben, Jr.

*/SALLY A. SLACKE                            Director
---------------------
  Sally A. Slacke

*/MARGARET G. DYER                           Director
--------------------
  Margaret G. Dyer

*/JOHN C. LOUNDS                             Director
--------------------
  John C. Lounds

*/MARLA G. FRIEDMAN                          Director and Vice President
--------------------
  Marla G. Friedman

*/J. KEVIN MCCARTHY                          Director
---------------------
  J. Kevin McCarthy


*/KENNETH R. O'BRIEN                         Director
---------------------
  Kenneth R. O'Brien


*/PATRICIA W. WILSON                         Director
--------------------
  Patricia W. Wilson




*/ By Michael J. Velotta, pursuant to Powers of Attorney filed previously or herewith.